LEASES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 19,782
2024	17,843
2025	18,176
2026	12,697
2027	8,708
Thereafter	6,282
Total undiscounted cash flows	83,488
Less: Imputed interest	(5,767)
Present value of lease liabilities	$ 77,721